UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3964

Dreyfus Government Cash Management Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	1/31
Date of reporting period:	4/30/09

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Government Cash Management
April 30, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--59.8%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
7/23/09	0.31	375,000,000 a	375,000,000
8/3/09	0.36	100,000,000 a	100,000,000
9/15/09	0.30	320,000,000 a	319,994,227
3/9/10	0.48	200,000,000 a	200,000,000
Federal Home Loan Bank:
5/1/09	0.39	500,000,000	500,000,000
5/4/09	0.21	30,000,000	29,999,475
5/4/09	2.40	29,000,000	29,000,097
5/7/09	2.39	115,000,000	115,002,792
5/11/09	1.19	500,000,000 a	499,922,802
5/13/09	2.50	55,000,000	54,997,886
5/18/09	0.41	384,500,000	384,425,149
5/19/09	2.50	80,000,000	80,000,588
5/22/09	0.36	500,000,000 a	499,964,737
5/27/09	1.58	500,000,000	499,433,055
6/2/09	0.44	549,675,000	549,458,238
6/10/09	0.50	39,050,000	39,141,135
6/11/09	1.29	850,000,000 a	850,007,859
6/11/09	1.28	1,500,000,000 a	1,500,055,356
7/16/09	1.08	1,000,000,000 a	1,000,000,000
7/17/09	0.21	450,000,000	449,797,875
8/4/09	0.55	25,000,000	25,131,300
8/5/09	0.55	77,095,000	76,981,927
8/11/09	0.56	295,645,000	295,175,910
8/18/09	0.57	1,004,355,000	1,002,621,651
9/4/09	0.36	350,000,000 a	350,000,000
10/15/09	0.42	87,000,000	86,830,495
10/16/09	0.42	600,000,000	598,824,000
11/12/09	0.55	9,790,000	9,799,759
12/1/09	0.56	500,000,000	498,335,556
1/15/10	0.53	262,980,000	263,586,073
1/15/10	0.58	121,650,000	124,477,644
2/10/10	0.58	224,624,000	223,592,601
4/30/10	0.70	128,000,000	127,989,660
Federal Home Loan Mortgage Corp.:
5/13/09	1.11	1,235,000,000 b	1,234,547,167
5/15/09	1.16	42,688,000 b	42,668,909
5/19/09	0.37	250,000,000 a,b	249,961,032
6/2/09	0.45	500,000,000 b	499,800,000
6/8/09	0.25	158,908,000 b	158,866,066
6/9/09	0.44	1,000,000,000 b	999,523,333
6/11/09	0.50	156,000,000 b	156,791,277
6/19/09	1.21	500,000,000 b	499,183,333

6/24/09	1.06	700,000,000 b	698,897,500
7/28/09	0.35	403,190,000 b	402,845,048
9/1/09	0.55	260,950,000 b	260,459,631
9/30/09	0.45	457,938,000 b	457,067,918
10/5/09	0.38	38,550,000 b	38,486,114
10/13/09	0.38	555,736,000 b	554,761,218
Federal National Mortgage Association:
5/1/09	0.22	525,000,000 b	525,000,000
5/1/09	0.42	800,000,000 a,b	800,000,000
5/1/09	0.43	420,000,000 a,b	419,985,656
6/3/09	1.16	225,000,000 b	224,762,813
6/10/09	0.25	332,286,000 b	332,193,698
7/1/09	0.58	1,000,000,000 b	999,025,694
7/2/09	0.35	300,000,000 b	299,819,167
9/30/09	0.45	100,000,000 b	99,810,000
10/7/09	0.40	63,354,000 b	63,242,075
10/14/09	0.38	440,220,000 b	439,448,637
10/19/09	0.38	19,700,000 b	19,664,442
12/22/09	0.53	250,000,000 b	249,135,069
12/29/09	0.60	100,000,000 b	99,596,667
2/22/10	0.57	497,765,000 b	495,444,793
Total U.S. Government Agencies
(cost $23,080,535,104)			23,080,535,104

Repurchase Agreements--40.5%
Banc of America Securities LLC
dated 4/30/09, due 5/1/09 in the amount of
$1,800,007,000 (fully collateralized by $475,610,000
Treasury Inflation Protected Securities, 2%-2.125%,
due 1/15/16-1/15/19, value $506,326,574,
$1,056,425,600 U.S. Treasury Notes, 0.875%-4.75%, due
9/30/09-8/31/11, value $1,101,027,209 and
$373,032,072 U.S. Treasury Strips, due 5/15/21, value
$228,646,278)	0.14	1,800,000,000	1,800,000,000
Banc of America Securities LLC
dated 4/30/09, due 5/1/09 in the amount of
$500,002,083 (fully collateralized by $303,125,000
Federal Home Loan Bank, 0.38%, due 10/16/09, value
$302,673,344 and $207,348,000 Federal National
Mortgage Association, 0%, due 5/29/09, value
$207,327,265)	0.15	500,000,000	500,000,000
Barclays Financial LLC
dated 4/30/09, due 5/1/09 in the amount of
$1,086,004,827 (fully collateralized by $262,915,000
Treasury Inflation Protected Securities,
0.875%-2.375%, due 4/15/10-1/15/25, value
$292,852,277, $347,731,900 U.S. Treasury Bonds,
3.50%-6.125%, due 1/15/27-2/15/39, value $346,653,696
and $440,672,500 U.S. Treasury Notes, 2.375%-5.125%,
due 11/15/14-5/15/16, value $468,214,131)	0.16	1,086,000,000	1,086,000,000
BNP Paribas
dated 4/30/09, due 5/1/09 in the amount of
$2,450,009,528 (fully collateralized by $325,000,000
U.S. Treasury Bills, due 5/28/09, value $324,992,200,
$717,642,000 U.S. Treasury Bonds, 4.50%-7.625%, due

5/15/16-5/15/38, value $913,743,505 and
$1,184,091,400 U.S. Treasury Notes, 2.125%-4.875%,
due 1/31/10-8/15/15, value $1,260,264,385)	0.14	2,450,000,000	2,450,000,000
Calyon Securities (USA)
dated 4/30/09, due 5/1/09 in the amount of
$1,000,004,722 (fully collateralized by $184,750,800
Treasury Inflation Protected Securities, 2.50%, due
7/15/16-1/15/29, value $200,336,802, $267,000,000
U.S. Treasury Bills, due 6/24/09-9/3/09, value
$266,937,180, $118,816,600 U.S. Treasury Bonds
3.50%-6%, due 2/15/26-2/15/39, value $127,400,184 and
$414,875,900 U.S. Treasury Notes, 1.75%-4.625%, due
11/15/09-1/15/11, value $425,325,908)	0.17	1,000,000,000	1,000,000,000
Calyon Securities (USA)
dated 4/30/09, due 5/1/09 in the amount of
$1,000,005,000 (fully collateralized by $562,620,000
Federal Home Loan Bank, 0%-2.55%, due 5/5/09-6/30/10,
value $568,959,335, $154,900,000 Federal Home Loan
Mortgage Corp., 0%-5%, due 6/11/09-6/30/09, value
$156,109,798 and $275,000,000 Federal National
Mortgage Association, 2.50%-6%, due 6/10/10-12/4/18,
value $294,931,083)	0.18	1,000,000,000	1,000,000,000
Citigroup Global Markets Holdings Inc.
dated 4/30/09, due 5/1/09 in the amount of
$200,000,778 (fully collateralized by $203,515,400
U.S. Treasury Notes, 0.875%, due 1/31/11, value
$204,000,020)	0.14	200,000,000	200,000,000
Credit Suisse (USA) Inc.
dated 4/30/09, due 5/1/09 in the amount of
$400,001,667 (fully collateralized by $370,105,000
U.S. Treasury Notes, 4%, due 2/15/15, value
$408,002,541)	0.15	400,000,000	400,000,000
Credit Suisse (USA) Inc.
dated 4/30/09, due 5/1/09 in the amount of
$100,000,472 (fully collateralized by $16,828,000
Federal Home Loan Bank, 0%, due 7/31/09, value
$16,822,952 and $85,350,000 Federal National Mortgage
Association, 0%, due 12/29/09, value $85,179,302)	0.17	100,000,000	100,000,000
Deutsche Bank Securities
dated 4/30/09, due 5/1/09 in the amount of
$895,003,481 (fully collateralized by $713,576,000
Treasury Inflation Protected Securities,
0.625%-3.875%, due 4/15/13-4/15/29, value
$876,079,947 and $36,820,200 U.S. Treasury Bills, due
5/7/09, value $36,820,126)	0.14	895,000,000	895,000,000
Deutsche Bank Securities
dated 4/30/09, due 5/1/09 in the amount of
$100,000,417 (fully collateralized by $101,659,000
Federal Home Loan Mortgage Corp., 1.75%, due 4/20/11,
value $102,000,179)	0.15	100,000,000	100,000,000
Goldman, Sachs & Co.
dated 4/30/09, due 5/1/09 in the amount of
$600,002,667 (fully collateralized by $419,198,600
Treasury Inflation Protected Securities,
2.375%-3.625%, due 1/15/25-4/15/28, value
$612,000,071)	0.16	600,000,000	600,000,000
Greenwich Capital Markets
dated 4/30/09, due 5/1/09 in the amount of

$600,002,667 (fully collateralized by $617,310,000
U.S. Treasury Notes, 2.625%, due 4/30/16, value
$612,001,136)	0.16	600,000,000	600,000,000
HSBC USA Inc.
dated 4/30/09, due 5/1/09 in the amount of
$850,003,069 (fully collateralized by $87,705,000
U.S. Treasury Bonds, 6.125%, due 11/15/27, value
$113,561,044 and $710,379,000 U.S. Treasury Notes,
1.875%-4.75%, due 5/31/12-2/28/14, value $753,440,557)	0.13	850,000,000	850,000,000
HSBC USA Inc.
dated 4/30/09, due 5/1/09 in the amount of
$1,435,005,581 (fully collateralized by
$1,463,801,000 U.S. Treasury Bills, due
5/14/09-7/30/09, value $1,463,704,826)	0.14	1,435,000,000	1,435,000,000
JP Morgan Chase & Co.
dated 4/30/09, due 5/1/09 in the amount of
$400,001,556 (fully collateralized by $630,674,455
U.S. Treasury Strips, due 8/15/18-11/15/22, value
$408,002,462)	0.14	400,000,000	400,000,000
Mizuho Securities USA
dated 4/30/09, due 5/1/09 in the amount of
$1,100,004,583 (fully collateralized by $785,254,700
U.S. Treasury Bills, due 5/7/09-4/8/10, value
$784,740,680, $51,615,100 U.S. Treasury Bonds, 7.25%,
due 8/15/22, value $70,582,640 and $269,342,000 U.S.
Treasury Notes, 1.75%, due 3/31/14, value
$266,676,706)	0.15	1,100,000,000	1,100,000,000
Morgan Stanley
dated 4/30/09, due 5/1/09 in the amount of
$900,003,000 (fully collateralized by $195,145,000
Federal Agricultural Mortgage Corp., 4.875%-5.50%,
due 1/14/11-4/19/17, value $210,475,467, $700,125,000
Federal Home Loan Bank, 0%-6.375%, due
5/28/09-4/27/29, value $706,838,436 and $9,045,000
Federal Home Loan Mortgage Corp., 1.04%, due 7/12/10,
value $9,067,884)	0.12	900,000,000	900,000,000
UBS Securities LLC
dated 4/30/09, due 5/1/09 in the amount of
$200,000,722 (fully collateralized by $171,457,000
Federal Home Loan Mortgage Corp., 1.04%-5.875%, due
7/12/10-12/14/18, value $172,127,128 and $42,217,000
Tennessee Valley Authority, 0%-8.25%, due
11/1/09-7/15/42, value $31,873,569)	0.13	200,000,000	200,000,000
Total Repurchase Agreements
(cost $15,616,000,000)			15,616,000,000
Total Investments (cost $38,696,535,104)		100.3%	38,696,535,104
Liabilities, Less Cash and Receivables		(.3%)	(125,100,631)
Net Assets		100.0%	38,571,434,473

a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	38,696,535,104
Level 3 - Significant Unobservable Inputs	-
Total	38,696,535,104

It is the fund’s policy to maintain a continuous net asset
value per share of $1.00; the fund has adopted certain
investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance,
however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued
at amortized cost in accordance with Rule 2a-7 of
the Act, which has been determined by the Board members
to represent the fair value of each fund’s investments.

Dreyfus Government Cash Management may enter
into repurchase agreements with financial institutions,
deemed to be creditworthy by the Manager, subject to the
seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price.
Securities purchased subject to repurchase agreements are
deposited with the funds’ custodians and, pursuant to the
terms of the repurchase agreement, must have an aggregate
market value greater than or equal to the repurchase price
plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price
plus accrued interest, the fund will require the seller to
deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller
defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and
may claim any resulting loss against the seller.

The fund has entered into a Guarantee Agreement with the United
States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for
Money Market Funds (the “Program”).
Under the Program, the Treasury guarantees the share price
of shares of the fund held by shareholders as of September
19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the
fund liquidates. Recovery under the Program is subject to
certain conditions and limitations.
Fund shares acquired by investors after September 19, 2008
that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund
shares acquired by investors who did not hold fund shares
at the close of business on September 19, 2008 are not eligible for protection under the Program.
The Program, which was originally set to expire on December 18,
2008, was initially extended by the Treasury until April 30, 2009 and has now been further extended by the Treasury until September 18,
2009. The fund’s participation in the Program will expire effective
May 1, 2009. As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 will no longer
be covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at
$1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Government Prime Cash Management
April 30, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--93.1%	of Purchase (%)	Amount ($)	Value ($)
Federal Farm Credit Bank:
5/19/09	2.41	15,000,000	14,999,134
5/27/09	0.36	100,000,000 a	100,000,000
6/5/09	2.72	100,000,000	100,000,000
6/9/09	0.08	50,000,000	49,995,667
6/10/09	0.08	33,000,000	32,997,067
6/11/09	0.10	50,000,000	49,994,306
6/12/09	0.10	50,000,000	49,994,167
6/15/09	0.11	50,000,000	49,993,125
6/16/09	0.11	50,000,000	49,992,972
7/22/09	0.36	17,000,000 a	16,998,445
7/23/09	0.31	125,000,000 a	125,000,000
8/3/09	0.36	150,000,000 a	150,000,000
8/28/09	0.47	100,000,000 a	100,000,000
9/15/09	2.46	31,930,000	31,930,000
9/24/09	0.53	7,000,000 a	6,995,250
12/21/09	0.45	100,000,000 a	99,942,571
3/12/10	0.95	50,000,000 a	49,743,249
Federal Home Loan Bank:
5/1/09	0.10	836,000,000	836,000,000
5/7/09	2.26	50,000,000	50,000,000
5/15/09	0.10	825,683,000	825,650,890
5/19/09	0.09	550,000,000	549,975,250
5/20/09	0.07	450,000,000	449,983,375
5/22/09	0.40	433,000,000	432,898,967
6/1/09	0.42	250,000,000	249,909,583
6/15/09	0.30	113,980,000	113,937,257
6/19/09	0.29	232,000,000	231,907,880
7/1/09	0.14	200,000,000	199,952,556
7/10/09	0.14	250,000,000	249,931,945
7/15/09	0.14	100,000,000	99,970,833
8/4/09	0.55	20,000,000	19,970,972
8/7/09	0.56	240,935,000	240,567,708
8/7/09	0.34	250,000,000 a	250,000,000
8/10/09	0.55	125,000,000	124,807,118
9/18/09	0.44	146,000,000	145,750,178
9/18/09	0.51	8,005,000	8,140,977
9/23/09	0.44	74,000,000	73,868,856
9/25/09	0.43	200,000,000	199,648,180
12/9/09	0.82	30,000,000	30,000,000
12/11/09	0.81	73,250,000	75,095,021
12/18/09	0.65	12,000,000	12,202,634
12/23/09	0.67	16,250,000	16,256,973
12/30/09	0.62	250,000,000	248,953,750

Tennessee Valley Authority
5/14/09	0.10	155,419,000	155,413,388
Total U.S. Government Agencies
(cost $6,969,370,244)			6,969,370,244

U.S. Treasury Note--6.8%
8/17/09
(cost $506,844,390)	0.20	500,000,000	506,844,390
Total Investments (cost $7,476,214,634)		99.9%	7,476,214,634
Cash and Receivables (Net)		.1%	5,973,997
Net Assets		100.0%	7,482,188,631

a Variable rate security--interest rate subject to periodic change.

At April 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),

Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	7,476,214,634
Level 3 - Significant Unobservable Inputs	-
Total	7,476,214,634

It is the fund’s policy to maintain a continuous net asset
value per share of $1.00; the fund has adopted certain
investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance,
however, that any fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued
at amortized cost in accordance with Rule 2a-7 of
the Act, which has been determined by the Board members
to represent the fair value of each fund’s investments.

The fund has entered into a Guarantee Agreement with the United
States Department of the Treasury (the “Treasury”) to participate in the Treasury’s Temporary Guarantee Program for
Money Market Funds (the “Program”).
Under the Program, the Treasury guarantees the share price
of shares of the fund held by shareholders as of September
19, 2008 at $1.00 per share if the fund’s net asset value per share falls below $0.995 (a “Guarantee Event”) and the
fund liquidates. Recovery under the Program is subject to
certain conditions and limitations.
Fund shares acquired by investors after September 19, 2008
that increase the number of fund shares the investor held at the close of business on September 19, 2008 are not eligible for protection under the Program. In addition, fund
shares acquired by investors who did not hold fund shares
at the close of business on September 19, 2008 are not eligible for protection under the Program.
The Program, which was originally set to expire on December 18,
2008, was initially extended by the Treasury until April 30, 2009 and has now been further extended by the Treasury until September 18,
2009. The fund’s participation in the Program will expire effective
May 1, 2009. As a result, shareholder assets in the fund that were covered under the Program since September 19, 2008 will no longer
be covered effective May 1, 2009. Participation in the initial term and the April 30, 2009 extension period of the Program required a payment to the Treasury in the amount of .01% and .015%, respectively, of the fund’s shares outstanding as of September 19, 2008 (valued at
$1.00 per share). This expense is being borne by the fund without regard to any expense limitation currently in effect.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Government Cash Management Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	June 17, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	June 17, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)